Cover	Apr. 28, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2023
Entity File Number	001-41044
Entity Registrant Name	Green Visor Financial Technology Acquisition Corp. I
Entity Central Index Key	0001858503
Entity Tax Identification Number	98-1596617
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	88 Kearny Street
Entity Address, Address Line Two	Suite 850
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	650
Local Phone Number	489-6697
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of a redeemable warrant to acquire one Class A ordinary share [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of a redeemable warrant
Trading Symbol	GVCIU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GVCI
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Part Of Units Each Whole Warrant Exercisable For One Class A Ordinary Share At Exercise Price Of 11. 50 [Member]
Title of 12(b) Security	Redeemable Warrants, included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	GVCIW
Security Exchange Name	NASDAQ